Leases - Schedule of Future Minimum Lease Payments (Details) (USD $)	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 9,229,000	[1],[2]
2014	9,229,000	[1],[2]
2015	9,208,000	[1],[2]
2016	9,204,000	[1],[2]
2017	9,204,000	[1],[2]
Later years	209,562,000	[1],[2],[3]
Total minimum payments required	255,636,000	[1],[2]
Sabine Pass Liquefaction [Member]
Operating Leased Assets [Line Items]
Sublease payments expected to be received	34,700,000
TUA Customers [Member]
Operating Leased Assets [Line Items]
Sublease payments expected to be received	$ 112,800,000

[1]	Lease payments for our tug boat lease represent our lease payment obligation and do not take into account the $112.8 million sublease payments we will receive from our three TUA customers that effectively offset these lease payment obligations, as discussed below.
[2]	Lease payments for our land leases represent our land lease payment obligations and do not take into account the $34.7 million sublease payments we will receive from Sabine Pass Liquefaction, as discussed in Note 11—"Related Party Transactions".
[3]	Includes certain lease option renewals as they are reasonably assured.